AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	U.S. TREASURY NOTES — 100.3%
	United States Treasury Note
$2,935,000	1.250%, 1/31/2020	$2,934,078
800,000	1.500%, 4/15/2020	799,797
4,595,000	2.000%, 7/31/2020	4,604,783
5,000,000	1.625%, 11/30/2020	4,999,315
5,000,000	2.250%, 2/15/2021	5,034,180
	TOTAL U.S. TREASURY NOTES
	(Cost $18,243,203)	18,372,153
	TOTAL INVESTMENTS — 100.3%
	(Cost $18,243,203)	18,372,153
	Liabilities in Excess of Other Assets — (0.3)%	(61,128)
	TOTAL NET ASSETS — 100.0%	$18,311,025

See accompanying Notes to Consolidated Schedule of Investments.

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at December 31, 2019	Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Wheat	March 2020	2	$54,430	$55,875	$1,445
CBOT Wheat	May 2020	1	27,515	28,088	573
CME Live Cattle	February 2020	2	99,635	100,740	1,105
CME Live Cattle	April 2020	2	100,985	101,740	755
CME Live Cattle	June 2020	2	94,825	95,120	295
CMX Copper	March 2020	3	210,744	209,775	(969)
CMX Gold	February 2020	2	296,554	304,620	8,066
CMX Silver	March 2020	2	172,674	179,210	6,536
ICE Brent Crude Oil	March 2020	4	255,085	264,000	8,915
ICE Brent Crude Oil	April 2020	2	126,823	130,580	3,757
ICE Low Sulphur Gas	February 2020	3	181,354	184,125	2,771
ICE Low Sulphur Gas	March 2020	1	59,951	61,125	1,174
LME Copper	March 2020	1	154,881	154,375	(506)
NYBOT Cocoa	May 2020	1	26,233	25,410	(823)
NYBOT Coffee 'C'	March 2020	2	95,762	97,275	1,513
NYBOT Coffee 'C'	May 2020	2	98,949	98,925	(24)
NYBOT Coffee 'C'	July 2020	2	94,243	100,463	6,220
NYBOT Sugar #11	March 2020	1	15,077	15,030	(47)
NYBOT Sugar #11	May 2020	1	15,100	15,165	65
NYMEX NY Harbor ULSD	February 2020	2	167,021	169,915	2,894
NYMEX NY Harbor ULSD	March 2020	1	83,767	84,693	926
NYMEX Platinum	April 2020	2	93,609	97,780	4,171
NYMEX RBOB Gasoline	February 2020	6	405,165	426,006	20,841
NYMEX RBOB Gasoline	March 2020	1	72,108	71,526	(582)
NYMEX WTI Crude Oil	February 2020	3	178,086	183,180	5,094
NYMEX WTI Crude Oil	March 2020	1	60,702	60,770	68

Index Futures
CBOT DJIA Index E-Mini	March 2020	4	563,536	570,160	6,624
CME E-mini Russell 2000 Index	March 2020	5	412,479	417,650	5,171
CME E-mini S&P 500	March 2020	3	474,606	484,665	10,059
CME E-mini S&P MidCap 400	March 2020	2	406,977	412,960	5,983
CME NASDAQ 100 E-Mini	March 2020	3	514,677	525,135	10,458
CME Nikkei 225	March 2020	2	233,655	234,550	895
EOE AEX Index (Amsterdam)	January 2020	3	409,034	406,930	(2,104)
EOP CAC 40 10 Euro	January 2020	7	468,221	468,760	539
EUX DAX Index	March 2020	1	372,169	371,467	(702)
EUX Euro STOXX 50	March 2020	12	503,251	501,941	(1,310)
HKG HSCEI	January 2020	2	143,374	143,873	499
ICF FTSE 100 Index	March 2020	5	496,791	496,688	(103)
MIL FTSE/MIB Index	March 2020	5	657,384	656,478	(906)
MSE S&P/TSE 60 Index	March 2020	3	467,577	467,765	188
NYF MSCI EAFE Index	March 2020	5	508,538	509,125	587
NYF MSCI Emerging Markets Index	March 2020	8	440,173	448,080	7,907
OSE TOPIX Index	March 2020	4	632,111	627,858	(4,253)
SFE SPI 200 Index	March 2020	5	594,795	579,211	(15,584)
SGX Nikkei 225	March 2020	3	322,216	322,696	480
SSE OMXS30 Index	January 2020	30	572,910	566,360	(6,550)

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

FUTURES CONTRACTS (Continued)

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at December 31, 2019	Unrealized Appreciation (Depreciation)
Foreign Exchange Futures
CME British Pound	March 2020	24	$1,982,904	$1,993,800	$10,896
CME Canadian Dollar	March 2020	8	609,660	616,680	7,020
CME Mexican Peso	March 2020	42	1,083,996	1,100,190	16,194
CME New Zealand Dollar	March 2020	5	336,186	337,500	1,314
CME Swiss Franc	March 2020	6	771,270	780,000	8,730

Interest Rate Futures
CBOT 10-Year U.S. Treasury Note	March 2020	2	259,205	256,843	(2,362)
CBOT 2-Year U.S. Treasury Note	March 2020	3	646,675	646,500	(175)
CBOT 5-Year U.S. Treasury Note	March 2020	3	357,136	355,828	(1,308)
CBOT U.S. Long Bond	March 2020	1	159,376	155,906	(3,470)
CBOT Ultra Long-Term U.S. Treasury Bond	March 2020	1	186,408	181,657	(4,751)
CME Eurodollar	September 2020	2	492,353	491,825	(528)
CME Eurodollar	December 2020	2	492,166	491,900	(266)
CME Eurodollar	March 2021	1	246,364	246,100	(264)
CME Eurodollar	June 2021	2	492,903	492,200	(703)
CME Eurodollar	September 2021	1	246,477	246,088	(389)
CME Eurodollar	December 2021	1	246,277	245,988	(289)
CME Eurodollar	March 2022	1	246,289	245,962	(327)
CME Eurodollar	June 2022	1	246,202	245,888	(314)
EUX Euro-BTP Italian Government Bond	March 2020	3	481,079	479,395	(1,684)
EUX Euro-Bund	March 2020	1	194,324	191,239	(3,085)
EUX Short-term Euro-BTP Italian Government Bond	March 2020	11	1,385,188	1,387,246	2,058
ICF 90 Day Sterling	September 2020	3	493,304	493,277	(27)
ICF 90 Day Sterling	December 2020	13	2,138,222	2,137,427	(795)
ICF 90 Day Sterling	March 2021	4	657,590	657,703	113
ICF 90 Day Sterling	June 2021	7	1,151,159	1,150,749	(410)
ICF 90 Day Sterling	September 2021	5	821,933	821,797	(136)
ICF 90 Day Sterling	December 2021	5	821,950	821,549	(401)
ICF 90 Day Sterling	March 2022	3	492,981	492,855	(126)
ICF 90 Day Sterling	June 2022	3	492,700	492,731	31
ICF Long Gilt	March 2020	2	353,081	348,072	(5,009)
SFE 90 Day Bank Bill	June 2020	3	2,101,639	2,100,860	(779)
SFE 90 Day Bank Bill	September 2020	8	5,605,198	5,602,845	(2,353)
SFE 90 Day Bank Bill	December 2020	7	4,904,238	4,901,886	(2,352)
SFE 90 Day Bank Bill	March 2021	3	2,101,742	2,100,653	(1,089)
SFE 90 Day Bank Bill	June 2021	3	2,101,501	2,100,447	(1,054)
SFE 90 Day Bank Bill	September 2021	1	700,546	700,097	(449)
SFE Australian 10 Year Bond	March 2020	1	102,323	100,321	(2,002)
SFE Australian 3 Year Bond	March 2020	20	1,625,207	1,614,227	(10,980)
Total Long Contracts			50,263,504	50,354,094	90,590

Short Contracts
Commodity Futures
CBOT Corn	March 2020	(1)	(18,760)	(19,387)	(627)
CBOT Corn	May 2020	(1)	(19,073)	(19,738)	(665)
CBOT Soybean Meal	March 2020	(4)	(118,970)	(121,880)	(2,910)
CME Lean Hogs	February 2020	(3)	(81,462)	(85,710)	(4,248)
CME Lean Hogs	April 2020	(2)	(59,035)	(62,340)	(3,305)
KCBT Hard Red Winter Wheat	March 2020	(1)	(21,285)	(24,300)	(3,015)

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

FUTURES CONTRACTS (Continued)

Short Contracts (Continued)	Expiration Date	Number of Contracts	Notional Value	Value at December 31, 2019	Unrealized Appreciation (Depreciation)
Commodity Futures (Continued)
LME Primary Aluminum	March 2020	(1)	$(43,437)	$(45,250)	$(1,813)
LME Zinc	March 2020	(1)	(55,687)	(56,868)	(1,181)
NYMEX Natural Gas	February 2020	(22)	(519,966)	(481,580)	38,386
NYMEX Natural Gas	March 2020	(11)	(243,878)	(237,380)	6,498

Index Futures
SAF FTSE/JSE Top 40	March 2020	(1)	(37,031)	(36,670)	361

Foreign Exchange Futures
CME Australian Dollar	March 2020	(2)	(137,078)	(140,760)	(3,682)
CME Euro	March 2020	(19)	(2,645,362)	(2,679,475)	(34,113)
CME Japanese Yen	March 2020	(10)	(1,150,232)	(1,155,688)	(5,456)

Interest Rate Futures
EUX Euro-BOBL	March 2020	(6)	(902,644)	(899,361)	3,283
EUX Euro-Schatz	March 2020	(4)	(502,477)	(502,098)	379
MSE 3 Month Bank Acceptence	June 2020	(23)	(4,341,192)	(4,340,174)	1,018
MSE 3 Month Bank Acceptence	September 2020	(3)	(565,951)	(566,196)	(245)
MSE 3 Month Bank Acceptence	December 2020	(2)	(377,307)	(377,464)	(157)
MSE 3 Month Bank Acceptence	March 2021	(2)	(377,317)	(377,426)	(109)
MSE 3 Month Bank Acceptence	June 2021	(1)	(188,625)	(188,694)	(69)
MSE 3 Month Bank Acceptence	September 2021	(1)	(188,644)	(188,684)	(40)
MSE Canadian 10 Year Bond	March 2020	(2)	(213,027)	(211,736)	1,291
OSE Japanese 10-year Bond	March 2020	(1)	(1,400,207)	(1,400,488)	(281)
Total Short Contracts			(14,208,647)	(14,219,347)	(10,700)

TOTAL FUTURES CONTRACTS			$36,054,857	$36,134,747	$79,890

See accompanying Notes to Consolidated Schedule of Investments.

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		Unrealized Appreciation (Depreciation)
3/18/2020	Morgan Stanley	206,125	BRL	50,000	USD	$1,065
3/18/2020	Morgan Stanley	204,273	BRL	50,000	USD	607
3/18/2020	Morgan Stanley	203,140	BRL	50,000	USD	326
3/18/2020	Morgan Stanley	103,895	BRL	25,000	USD	739
3/18/2020	Morgan Stanley	103,860	BRL	25,000	USD	730
3/18/2020	Morgan Stanley	102,595	BRL	25,000	USD	417
3/18/2020	Morgan Stanley	102,588	BRL	25,000	USD	415
3/18/2020	Morgan Stanley	102,450	BRL	25,000	USD	381
3/18/2020	Morgan Stanley	102,425	BRL	25,000	USD	375
3/18/2020	Morgan Stanley	102,185	BRL	25,000	USD	315
3/18/2020	Morgan Stanley	102,131	BRL	25,000	USD	302
3/18/2020	Morgan Stanley	102,010	BRL	25,000	USD	272
3/18/2020	Morgan Stanley	101,998	BRL	25,000	USD	269
3/18/2020	Morgan Stanley	101,875	BRL	25,000	USD	238
3/18/2020	Morgan Stanley	101,765	BRL	25,000	USD	211
3/18/2020	Morgan Stanley	101,752	BRL	25,000	USD	208
3/18/2020	Morgan Stanley	101,736	BRL	25,000	USD	204
3/18/2020	Morgan Stanley	101,157	BRL	25,000	USD	61
3/18/2020	Morgan Stanley	101,126	BRL	25,000	USD	53
3/18/2020	Morgan Stanley	18,713,588	CLP	25,000	USD	(90)
3/18/2020	Morgan Stanley	18,706,000	CLP	25,000	USD	(100)
3/18/2020	Morgan Stanley	18,658,755	CLP	25,000	USD	(163)
3/18/2020	Morgan Stanley	18,633,253	CLP	25,000	USD	(197)
3/18/2020	Morgan Stanley	86,157,787	COP	25,000	USD	1,102
3/18/2020	Morgan Stanley	86,025,288	COP	25,000	USD	1,062
3/18/2020	Morgan Stanley	85,334,250	COP	25,000	USD	853
3/18/2020	Morgan Stanley	85,228,250	COP	25,000	USD	821
3/18/2020	Morgan Stanley	84,844,538	COP	25,000	USD	705
3/18/2020	Morgan Stanley	84,838,288	COP	25,000	USD	703
3/18/2020	Morgan Stanley	84,765,788	COP	25,000	USD	681
3/18/2020	Morgan Stanley	84,678,788	COP	25,000	USD	654
3/18/2020	Morgan Stanley	84,656,288	COP	25,000	USD	648
3/18/2020	Morgan Stanley	84,620,788	COP	25,000	USD	637
3/18/2020	Morgan Stanley	84,581,288	COP	25,000	USD	625
3/18/2020	Morgan Stanley	84,492,500	COP	25,000	USD	598
3/18/2020	Morgan Stanley	84,095,288	COP	25,000	USD	478
3/18/2020	Morgan Stanley	84,018,750	COP	25,000	USD	454
3/18/2020	Morgan Stanley	83,956,537	COP	25,000	USD	436
3/18/2020	Morgan Stanley	83,868,038	COP	25,000	USD	409
3/18/2020	Morgan Stanley	83,582,288	COP	25,000	USD	322
3/18/2020	Morgan Stanley	83,510,288	COP	25,000	USD	300
3/18/2020	Morgan Stanley	83,495,287	COP	25,000	USD	296
3/18/2020	Morgan Stanley	83,399,537	COP	25,000	USD	267
3/18/2020	Morgan Stanley	83,395,500	COP	25,000	USD	266
3/18/2020	Morgan Stanley	83,380,787	COP	25,000	USD	261
3/18/2020	Morgan Stanley	83,373,038	COP	25,000	USD	259
3/18/2020	Morgan Stanley	83,338,500	COP	25,000	USD	248
3/18/2020	Morgan Stanley	83,261,250	COP	25,000	USD	225
3/18/2020	Morgan Stanley	83,248,037	COP	25,000	USD	221

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS - Continued

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		Unrealized Appreciation (Depreciation)
3/18/2020	Morgan Stanley	82,701,288	COP	25,000	USD	$55
3/18/2020	Morgan Stanley	82,641,250	COP	25,000	USD	37
3/18/2020	Morgan Stanley	82,486,538	COP	25,000	USD	(10)
3/18/2020	Morgan Stanley	82,471,500	COP	25,000	USD	(14)
3/18/2020	Morgan Stanley	82,237,788	COP	25,000	USD	(85)
3/18/2020	Morgan Stanley	82,129,038	COP	25,000	USD	(118)
3/18/2020	Morgan Stanley	7,708,162	CZK	300,000	EUR	1,905
3/18/2020	Morgan Stanley	3,211,743	CZK	125,000	EUR	794
3/18/2020	Morgan Stanley	1,283,211	CZK	50,000	EUR	252
3/18/2020	Morgan Stanley	1,283,110	CZK	50,000	EUR	248
3/18/2020	Morgan Stanley	1,277,831	CZK	50,000	EUR	15
3/18/2020	Morgan Stanley	642,328	CZK	25,000	EUR	158
3/18/2020	Morgan Stanley	642,235	CZK	25,000	EUR	154
3/18/2020	Morgan Stanley	641,618	CZK	25,000	EUR	126
3/18/2020	Morgan Stanley	641,347	CZK	25,000	EUR	115
3/18/2020	Morgan Stanley	641,290	CZK	25,000	EUR	112
3/18/2020	Morgan Stanley	700,000	EUR	233,819,460	HUF	(6,492)
3/18/2020	Morgan Stanley	225,000	EUR	2,293,955	NOK	(7,715)
3/18/2020	Morgan Stanley	225,000	EUR	2,293,676	NOK	(7,683)
3/18/2020	Morgan Stanley	200,000	EUR	2,039,873	NOK	(6,949)
3/18/2020	Morgan Stanley	200,000	EUR	2,037,863	NOK	(6,720)
3/18/2020	Morgan Stanley	175,000	EUR	1,785,407	NOK	(6,139)
3/18/2020	Morgan Stanley	150,000	EUR	1,531,212	NOK	(5,361)
3/18/2020	Morgan Stanley	150,000	EUR	1,530,551	NOK	(5,285)
3/18/2020	Morgan Stanley	150,000	EUR	1,530,632	NOK	(5,294)
3/18/2020	Morgan Stanley	125,000	EUR	1,276,079	NOK	(4,475)
3/18/2020	Morgan Stanley	100,000	EUR	33,698,076	HUF	(1,932)
3/18/2020	Morgan Stanley	100,000	EUR	1,019,897	NOK	(3,470)
3/18/2020	Morgan Stanley	75,000	EUR	789,874	SEK	(107)
3/18/2020	Morgan Stanley	75,000	EUR	789,843	SEK	(103)
3/18/2020	Morgan Stanley	50,000	EUR	1,281,785	CZK	(189)
3/18/2020	Morgan Stanley	50,000	EUR	1,276,281	CZK	54
3/18/2020	Morgan Stanley	50,000	EUR	1,281,769	CZK	(188)
3/18/2020	Morgan Stanley	50,000	EUR	1,281,018	CZK	(155)
3/18/2020	Morgan Stanley	50,000	EUR	1,277,300	CZK	9
3/18/2020	Morgan Stanley	50,000	EUR	511,381	NOK	(1,898)
3/18/2020	Morgan Stanley	50,000	EUR	511,919	NOK	(1,959)
3/18/2020	Morgan Stanley	50,000	EUR	214,288	PLN	(131)
3/18/2020	Morgan Stanley	50,000	EUR	214,029	PLN	(62)
3/18/2020	Morgan Stanley	50,000	EUR	214,038	PLN	(65)
3/18/2020	Morgan Stanley	50,000	EUR	523,303	SEK	280
3/18/2020	Morgan Stanley	50,000	EUR	526,572	SEK	(70)
3/18/2020	Morgan Stanley	25,000	EUR	639,211	CZK	(20)
3/18/2020	Morgan Stanley	25,000	EUR	639,175	CZK	(19)
3/18/2020	Morgan Stanley	25,000	EUR	106,989	PLN	(25)
3/18/2020	Morgan Stanley	25,000	EUR	106,991	PLN	(25)
3/18/2020	Morgan Stanley	25,000	EUR	262,068	SEK	96
3/18/2020	Morgan Stanley	25,000	EUR	261,775	SEK	127
3/18/2020	Morgan Stanley	33,226,614	HUF	100,000	EUR	328

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS - Continued

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		Unrealized Appreciation (Depreciation)
3/18/2020	Morgan Stanley	33,217,384	HUF	100,000	EUR	$296
3/18/2020	Morgan Stanley	33,154,264	HUF	100,000	EUR	82
3/18/2020	Morgan Stanley	33,084,244	HUF	100,000	EUR	(157)
3/18/2020	Morgan Stanley	33,034,794	HUF	100,000	EUR	(325)
3/18/2020	Morgan Stanley	32,931,754	HUF	100,000	EUR	(675)
3/18/2020	Morgan Stanley	431,898	ILS	125,000	USD	617
3/18/2020	Morgan Stanley	431,735	ILS	125,000	USD	569
3/18/2020	Morgan Stanley	345,348	ILS	100,000	USD	444
3/18/2020	Morgan Stanley	258,861	ILS	75,000	USD	289
3/18/2020	Morgan Stanley	258,824	ILS	75,000	USD	278
3/18/2020	Morgan Stanley	258,456	ILS	75,000	USD	171
3/18/2020	Morgan Stanley	258,434	ILS	75,000	USD	165
3/18/2020	Morgan Stanley	172,134	ILS	50,000	USD	65
3/18/2020	Morgan Stanley	7,239,268	INR	100,000	USD	579
3/18/2020	Morgan Stanley	1,795,767	INR	25,000	USD	(51)
3/18/2020	Morgan Stanley	1,795,692	INR	25,000	USD	(52)
3/18/2020	Morgan Stanley	1,789,667	INR	25,000	USD	(135)
3/18/2020	Morgan Stanley	1,789,375	INR	25,000	USD	(139)
3/18/2020	Morgan Stanley	1,787,717	INR	25,000	USD	(162)
3/18/2020	Morgan Stanley	1,787,342	INR	25,000	USD	(168)
3/18/2020	Morgan Stanley	1,783,587	INR	25,000	USD	(220)
3/18/2020	Morgan Stanley	1,783,067	INR	25,000	USD	(227)
3/18/2020	Morgan Stanley	1,782,417	INR	25,000	USD	(236)
3/18/2020	Morgan Stanley	1,780,242	INR	25,000	USD	(266)
3/18/2020	Morgan Stanley	57,912,435	KRW	50,000	USD	177
3/18/2020	Morgan Stanley	29,058,718	KRW	25,000	USD	177
3/18/2020	Morgan Stanley	29,054,968	KRW	25,000	USD	174
3/18/2020	Morgan Stanley	29,051,467	KRW	25,000	USD	171
3/18/2020	Morgan Stanley	29,050,467	KRW	25,000	USD	170
3/18/2020	Morgan Stanley	29,049,750	KRW	25,000	USD	170
3/18/2020	Morgan Stanley	29,049,500	KRW	25,000	USD	170
3/18/2020	Morgan Stanley	29,039,000	KRW	25,000	USD	160
3/18/2020	Morgan Stanley	29,038,832	KRW	25,000	USD	160
3/18/2020	Morgan Stanley	29,037,250	KRW	25,000	USD	159
3/18/2020	Morgan Stanley	29,033,468	KRW	25,000	USD	156
3/18/2020	Morgan Stanley	28,967,933	KRW	25,000	USD	99
3/18/2020	Morgan Stanley	28,957,750	KRW	25,000	USD	90
3/18/2020	Morgan Stanley	28,957,218	KRW	25,000	USD	90
3/18/2020	Morgan Stanley	28,950,250	KRW	25,000	USD	84
3/18/2020	Morgan Stanley	509,174	NOK	50,000	EUR	1,647
3/18/2020	Morgan Stanley	509,151	NOK	50,000	EUR	1,644
3/18/2020	Morgan Stanley	507,940	NOK	50,000	EUR	1,506
3/18/2020	Morgan Stanley	506,143	NOK	50,000	EUR	1,301
3/18/2020	Morgan Stanley	505,794	NOK	50,000	EUR	1,262
3/18/2020	Morgan Stanley	505,276	NOK	50,000	EUR	1,203
3/18/2020	Morgan Stanley	505,164	NOK	50,000	EUR	1,190
3/18/2020	Morgan Stanley	503,398	NOK	50,000	EUR	989
3/18/2020	Morgan Stanley	501,179	NOK	50,000	EUR	736
3/18/2020	Morgan Stanley	501,080	NOK	50,000	EUR	725

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS - Continued

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		Unrealized Appreciation (Depreciation)
3/18/2020	Morgan Stanley	500,857	NOK	50,000	EUR	$699
3/18/2020	Morgan Stanley	499,527	NOK	50,000	EUR	548
3/18/2020	Morgan Stanley	499,482	NOK	50,000	EUR	542
3/18/2020	Morgan Stanley	498,789	NOK	50,000	EUR	464
3/18/2020	Morgan Stanley	498,325	NOK	50,000	EUR	411
3/18/2020	Morgan Stanley	498,141	NOK	50,000	EUR	390
3/18/2020	Morgan Stanley	498,018	NOK	50,000	EUR	376
3/18/2020	Morgan Stanley	497,506	NOK	50,000	EUR	317
3/18/2020	Morgan Stanley	253,438	NOK	25,000	EUR	692
3/18/2020	Morgan Stanley	253,167	NOK	25,000	EUR	662
3/18/2020	Morgan Stanley	252,452	NOK	25,000	EUR	580
3/18/2020	Morgan Stanley	252,402	NOK	25,000	EUR	574
3/18/2020	Morgan Stanley	252,259	NOK	25,000	EUR	558
3/18/2020	Morgan Stanley	252,193	NOK	25,000	EUR	551
3/18/2020	Morgan Stanley	251,017	NOK	25,000	EUR	417
3/18/2020	Morgan Stanley	250,865	NOK	25,000	EUR	399
3/18/2020	Morgan Stanley	250,843	NOK	25,000	EUR	397
3/18/2020	Morgan Stanley	250,780	NOK	25,000	EUR	390
3/18/2020	Morgan Stanley	250,705	NOK	25,000	EUR	381
3/18/2020	Morgan Stanley	250,591	NOK	25,000	EUR	368
3/18/2020	Morgan Stanley	250,375	NOK	25,000	EUR	343
3/18/2020	Morgan Stanley	250,298	NOK	25,000	EUR	335
3/18/2020	Morgan Stanley	250,004	NOK	25,000	EUR	301
3/18/2020	Morgan Stanley	249,955	NOK	25,000	EUR	296
3/18/2020	Morgan Stanley	248,182	NOK	25,000	EUR	94
3/18/2020	Morgan Stanley	248,147	NOK	25,000	EUR	90
3/18/2020	Morgan Stanley	248,073	NOK	25,000	EUR	81
3/18/2020	Morgan Stanley	247,923	NOK	25,000	EUR	64
3/18/2020	Morgan Stanley	247,862	NOK	25,000	EUR	57
3/18/2020	Morgan Stanley	247,798	NOK	25,000	EUR	50
3/18/2020	Morgan Stanley	247,746	NOK	25,000	EUR	44
3/18/2020	Morgan Stanley	247,651	NOK	25,000	EUR	33
3/18/2020	Morgan Stanley	247,649	NOK	25,000	EUR	33
3/18/2020	Morgan Stanley	247,642	NOK	25,000	EUR	32
3/18/2020	Morgan Stanley	247,593	NOK	25,000	EUR	27
3/18/2020	Morgan Stanley	247,558	NOK	25,000	EUR	23
3/18/2020	Morgan Stanley	247,271	NOK	25,000	EUR	(10)
3/18/2020	Morgan Stanley	247,225	NOK	25,000	EUR	(15)
3/18/2020	Morgan Stanley	25,488,374	PHP	500,000	USD	1,944
3/18/2020	Morgan Stanley	12,721,250	PHP	250,000	USD	520
3/18/2020	Morgan Stanley	539,594	PLN	125,000	EUR	1,348
3/18/2020	Morgan Stanley	324,023	PLN	75,000	EUR	879
3/18/2020	Morgan Stanley	323,654	PLN	75,000	EUR	782
3/18/2020	Morgan Stanley	323,646	PLN	75,000	EUR	780
3/18/2020	Morgan Stanley	216,067	PLN	50,000	EUR	600
3/18/2020	Morgan Stanley	215,562	PLN	50,000	EUR	466
3/18/2020	Morgan Stanley	215,398	PLN	50,000	EUR	423
3/18/2020	Morgan Stanley	215,363	PLN	50,000	EUR	414
3/18/2020	Morgan Stanley	107,905	PLN	25,000	EUR	266

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS - Continued

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		Unrealized Appreciation (Depreciation)
3/18/2020	Morgan Stanley	107,778	PLN	25,000	EUR	$232
3/18/2020	Morgan Stanley	38,987,886	RUB	600,000	USD	22,280
3/18/2020	Morgan Stanley	38,954,100	RUB	600,000	USD	21,741
3/18/2020	Morgan Stanley	1,059,111	SEK	100,000	EUR	779
3/18/2020	Morgan Stanley	1,055,889	SEK	100,000	EUR	434
3/18/2020	Morgan Stanley	1,055,643	SEK	100,000	EUR	408
3/18/2020	Morgan Stanley	1,055,319	SEK	100,000	EUR	373
3/18/2020	Morgan Stanley	1,054,090	SEK	100,000	EUR	241
3/18/2020	Morgan Stanley	1,051,973	SEK	100,000	EUR	14
3/18/2020	Morgan Stanley	1,046,763	SEK	100,000	EUR	(544)
3/18/2020	Morgan Stanley	1,046,342	SEK	100,000	EUR	(589)
3/18/2020	Morgan Stanley	523,209	SEK	50,000	EUR	(291)
3/18/2020	Morgan Stanley	522,387	SEK	50,000	EUR	(379)
3/18/2020	Morgan Stanley	68,156	SGD	50,000	USD	717
3/18/2020	Morgan Stanley	68,155	SGD	50,000	USD	716
3/18/2020	Morgan Stanley	68,146	SGD	50,000	USD	709
3/18/2020	Morgan Stanley	68,145	SGD	50,000	USD	709
3/18/2020	Morgan Stanley	67,945	SGD	50,000	USD	560
3/18/2020	Morgan Stanley	67,929	SGD	50,000	USD	548
3/18/2020	Morgan Stanley	67,710	SGD	50,000	USD	385
3/18/2020	Morgan Stanley	67,546	SGD	50,000	USD	263
3/18/2020	Morgan Stanley	5,296,218	THB	175,000	USD	2,139
3/18/2020	Morgan Stanley	5,296,148	THB	175,000	USD	2,136
3/18/2020	Morgan Stanley	4,539,321	THB	150,000	USD	1,823
3/18/2020	Morgan Stanley	4,539,315	THB	150,000	USD	1,823
3/18/2020	Morgan Stanley	3,024,140	THB	100,000	USD	1,146
3/18/2020	Morgan Stanley	1,508,107	THB	50,000	USD	441
3/18/2020	Morgan Stanley	2,949,240	TRY	500,000	USD	(13,986)
3/18/2020	Morgan Stanley	295,094	TRY	50,000	USD	(1,371)
3/18/2020	Morgan Stanley	294,510	TRY	50,000	USD	(1,467)
3/18/2020	Morgan Stanley	294,403	TRY	50,000	USD	(1,484)
3/18/2020	Morgan Stanley	294,398	TRY	50,000	USD	(1,485)
3/18/2020	Morgan Stanley	294,264	TRY	50,000	USD	(1,507)
3/18/2020	Morgan Stanley	147,919	TRY	25,000	USD	(624)
3/18/2020	Morgan Stanley	147,528	TRY	25,000	USD	(688)
3/18/2020	Morgan Stanley	147,464	TRY	25,000	USD	(699)
3/18/2020	Morgan Stanley	147,206	TRY	25,000	USD	(741)
3/18/2020	Morgan Stanley	147,196	TRY	25,000	USD	(743)
3/18/2020	Morgan Stanley	147,100	TRY	25,000	USD	(759)
3/18/2020	Morgan Stanley	3,031,215	TWD	100,000	USD	1,505
3/18/2020	Morgan Stanley	1,513,392	TWD	50,000	USD	679
3/18/2020	Morgan Stanley	1,495,243	TWD	50,000	USD	71
3/18/2020	Morgan Stanley	1,491,842	TWD	50,000	USD	(43)
3/18/2020	Morgan Stanley	746,821	TWD	25,000	USD	9
3/18/2020	Morgan Stanley	746,796	TWD	25,000	USD	8
3/18/2020	Morgan Stanley	750,000	USD	3,165,929	BRL	(34,329)
3/18/2020	Morgan Stanley	650,000	USD	2,271,360,000	COP	(38,135)
3/18/2020	Morgan Stanley	250,000	USD	868,504,625	COP	(13,123)
3/18/2020	Morgan Stanley	150,000	USD	119,222,475	CLP	(8,698)

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS - Continued

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		Unrealized Appreciation (Depreciation)
3/18/2020	Morgan Stanley	100,000	USD	345,197	ILS	$(400)
3/18/2020	Morgan Stanley	100,000	USD	117,323,130	KRW	(1,653)
3/18/2020	Morgan Stanley	100,000	USD	591,099	TRY	2,591
3/18/2020	Morgan Stanley	100,000	USD	594,904	TRY	1,964
3/18/2020	Morgan Stanley	100,000	USD	606,985	TRY	(27)
3/18/2020	Morgan Stanley	100,000	USD	606,996	TRY	(29)
3/18/2020	Morgan Stanley	50,000	USD	38,605,325	CLP	(1,388)
3/18/2020	Morgan Stanley	50,000	USD	173,675	ILS	(513)
3/18/2020	Morgan Stanley	50,000	USD	173,767	ILS	(540)
3/18/2020	Morgan Stanley	50,000	USD	3,585,816	INR	180
3/18/2020	Morgan Stanley	50,000	USD	2,548,213	PHP	(182)
3/18/2020	Morgan Stanley	50,000	USD	3,151,020	RUB	(293)
3/18/2020	Morgan Stanley	50,000	USD	3,159,705	RUB	(432)
3/18/2020	Morgan Stanley	50,000	USD	3,164,125	RUB	(502)
3/18/2020	Morgan Stanley	50,000	USD	67,743	SGD	(409)
3/18/2020	Morgan Stanley	50,000	USD	68,147	SGD	(710)
3/18/2020	Morgan Stanley	50,000	USD	68,196	SGD	(747)
3/18/2020	Morgan Stanley	50,000	USD	68,294	SGD	(819)
3/18/2020	Morgan Stanley	50,000	USD	1,506,793	THB	(397)
3/18/2020	Morgan Stanley	50,000	USD	1,508,388	THB	(450)
3/18/2020	Morgan Stanley	50,000	USD	1,508,578	THB	(456)
3/18/2020	Morgan Stanley	50,000	USD	1,510,168	THB	(509)
3/18/2020	Morgan Stanley	50,000	USD	1,510,508	THB	(521)
3/18/2020	Morgan Stanley	50,000	USD	1,515,538	THB	(689)
3/18/2020	Morgan Stanley	50,000	USD	1,516,248	THB	(713)
3/18/2020	Morgan Stanley	50,000	USD	302,675	TRY	121
3/18/2020	Morgan Stanley	50,000	USD	302,708	TRY	116
3/18/2020	Morgan Stanley	50,000	USD	302,720	TRY	114
3/18/2020	Morgan Stanley	50,000	USD	302,726	TRY	113
3/18/2020	Morgan Stanley	50,000	USD	302,867	TRY	90
3/18/2020	Morgan Stanley	50,000	USD	1,496,507	TWD	(113)
3/18/2020	Morgan Stanley	25,000	USD	86,480	ILS	(153)
3/18/2020	Morgan Stanley	25,000	USD	86,527	ILS	(166)
3/18/2020	Morgan Stanley	25,000	USD	86,544	ILS	(171)
3/18/2020	Morgan Stanley	25,000	USD	86,574	ILS	(180)
3/18/2020	Morgan Stanley	25,000	USD	86,840	ILS	(257)
3/18/2020	Morgan Stanley	25,000	USD	86,847	ILS	(259)
3/18/2020	Morgan Stanley	25,000	USD	86,901	ILS	(275)
3/18/2020	Morgan Stanley	25,000	USD	86,926	ILS	(282)
3/18/2020	Morgan Stanley	25,000	USD	1,795,056	INR	60
3/18/2020	Morgan Stanley	25,000	USD	1,795,058	INR	60
3/18/2020	Morgan Stanley	25,000	USD	1,795,438	INR	55
3/18/2020	Morgan Stanley	25,000	USD	1,796,628	INR	39
3/18/2020	Morgan Stanley	25,000	USD	29,406,950	KRW	(479)
3/18/2020	Morgan Stanley	25,000	USD	29,413,988	KRW	(485)
3/18/2020	Morgan Stanley	25,000	USD	29,419,783	KRW	(490)
3/18/2020	Morgan Stanley	25,000	USD	29,420,033	KRW	(491)
3/18/2020	Morgan Stanley	25,000	USD	29,608,250	KRW	(654)
3/18/2020	Morgan Stanley	25,000	USD	29,609,250	KRW	(655)

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS - Continued

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		Unrealized Appreciation (Depreciation)
3/18/2020	Morgan Stanley	25,000	USD	29,651,880	KRW	$(691)
3/18/2020	Morgan Stanley	25,000	USD	29,655,533	KRW	(695)
3/18/2020	Morgan Stanley	25,000	USD	29,665,078	KRW	(703)
3/18/2020	Morgan Stanley	25,000	USD	29,671,283	KRW	(708)
3/18/2020	Morgan Stanley	25,000	USD	29,750,253	KRW	(777)
3/18/2020	Morgan Stanley	25,000	USD	29,761,380	KRW	(786)
3/18/2020	Morgan Stanley	25,000	USD	29,770,783	KRW	(794)
3/18/2020	Morgan Stanley	25,000	USD	29,778,533	KRW	(801)
3/18/2020	Morgan Stanley	25,000	USD	1,271,031	PHP	(30)
3/18/2020	Morgan Stanley	25,000	USD	1,271,206	PHP	(34)
3/18/2020	Morgan Stanley	25,000	USD	1,271,381	PHP	(37)
3/18/2020	Morgan Stanley	25,000	USD	1,271,506	PHP	(40)
3/18/2020	Morgan Stanley	25,000	USD	1,274,806	PHP	(105)
3/18/2020	Morgan Stanley	25,000	USD	1,275,306	PHP	(115)
3/18/2020	Morgan Stanley	25,000	USD	1,275,681	PHP	(122)
3/18/2020	Morgan Stanley	25,000	USD	1,275,900	PHP	(126)
3/18/2020	Morgan Stanley	25,000	USD	1,276,175	PHP	(132)
3/18/2020	Morgan Stanley	25,000	USD	1,276,531	PHP	(139)
3/18/2020	Morgan Stanley	25,000	USD	1,571,707	RUB	(86)
3/18/2020	Morgan Stanley	25,000	USD	1,571,717	RUB	(86)
3/18/2020	Morgan Stanley	25,000	USD	754,592	THB	(238)
3/18/2020	Morgan Stanley	25,000	USD	754,599	THB	(239)
3/18/2020	Morgan Stanley	25,000	USD	151,460	TRY	40
3/18/2020	Morgan Stanley	25,000	USD	151,517	TRY	31
3/18/2020	Morgan Stanley	25,000	USD	359,900	ZAR	(431)
3/18/2020	Morgan Stanley	25,000	USD	360,244	ZAR	(456)
3/18/2020	Morgan Stanley	746,075	ZAR	50,000	USD	2,719
3/18/2020	Morgan Stanley	744,288	ZAR	50,000	USD	2,593
3/18/2020	Morgan Stanley	742,179	ZAR	50,000	USD	2,444
3/18/2020	Morgan Stanley	741,661	ZAR	50,000	USD	2,407
3/18/2020	Morgan Stanley	738,307	ZAR	50,000	USD	2,170
3/18/2020	Morgan Stanley	732,668	ZAR	50,000	USD	1,772
3/18/2020	Morgan Stanley	728,048	ZAR	50,000	USD	1,445
3/18/2020	Morgan Stanley	723,907	ZAR	50,000	USD	1,153
3/18/2020	Morgan Stanley	712,057	ZAR	50,000	USD	315
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(74,620)

BRL - Brazilian Real
CLP - Chilean Peso
COP - Colombian Peso
CZK - Czech Koruna
EUR - Euro
HUF - Hungarian Forint
ILS - New Israeli Sheqel
INR - Indian Rupee
KRW - South Korean Won
NOK - Norwegian Krone
PHP - Philippine Peso

AXS Aspect Core Diversified Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

PLN - Polish Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TRY - Turkish Lira
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

See accompanying Notes to Consolidated Schedule of Investments.

AXS Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

Note 1 – Organization

AXS Aspect Core Diversified Strategy Fund (“Aspect Core Diversified Strategy Fund”) (the ‘‘Fund’’) is organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to achieve long term capital appreciation. The Fund commenced investment operations on November 9, 2019 with Class A shares, Class C shares and Class I shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

(a) Consolidation of Subsidiary

The Fund may invest up to 25% of its total assets in the subsidiary, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by Aspect Capital Limited (“Aspect” or the “Sub-Advisor”) and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary will generally invest in derivatives, including commodity futures, and other investments intended to serve as margin or collateral for derivative positions. The inception date of the Subsidiary was November 6, 2014. As of December 31, 2019, total assets of the Fund were $19,257,263, of which $380,455, or approximately 2.0%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AXS Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

December 31, 2019 (Unaudited)

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Futures Contracts

The Fund may purchase and sell futures contracts to pursue its investment objective to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currency, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities or cash equivalents having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

(d) Forward Foreign Currency Contracts

The Fund may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the consolidated statement of operations.

AXS Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

December 31, 2019 (Unaudited)

Note 3 – Federal Income Taxes

At December 31, 2019, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$18,243,203
Gross unrealized appreciation	257,512
Gross unrealized depreciation	(128,562)
Net unrealized appreciation on investments	$128,950

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s assets carried at fair value:

AXS Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

December 31, 2019 (Unaudited)

	Level 1	Level 2	Level 3*	Total
Assets
Investments
U.S. Treasury Notes	$-	$18,372,153	$-	$18,372,153
Total Investments	-	18,372,153	-	18,372,153
Other Financial Instruments**
Futures Contracts	224,146	-	-	224,146
Forward Foreign Currency Contracts	-	149,071	-	149,071
Total Assets	$224,146	$18,521,224	$-	$18,745,370

Liabilities
Other Financial Instruments**
Futures Contracts	$144,256	$-	$-	$144,256
Forward Foreign Currency Contracts	-	223,691	-	223,691
Total Liabilities	$144,256	$223,691	$-	$367,947

*	The Fund did not hold any Level 3 securities at period end.
**	Other financial instruments are derivative instruments such as futures contracts and forward contracts. Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.